UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP III, L.P.
Address: 156 W. 56TH STREET
         SUITE 1203
         NEW YORK, NY  10019

13F File Number:  28-11984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JUSTIN A. ORLANDO
Title:     MANAGING DIRECTOR
Phone:     212-488-1590

Signature, Place, and Date of Signing:

     JUSTIN A. ORLANDO     NEW YORK, NY     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $31,460 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              5125109        592    51485          DEFINED 1               51485
AIR METHODS CORP               COM              9128307       2138    85500          DEFINED 1               85500
BUILD A BEAR WORKSHOP          COM              120076104      292    40200          DEFINED 1               40200
CABELAS INC                    COM              126804301     1101   100000          DEFINED 1              100000
CABLEVISION SYS CORP           CL A             12686C109     1024    45290          DEFINED 1               45290
CIRCUIT CITY STORES INC        COM              172737108      173    60000          DEFINED 1               60000
CORNELL COMPANIES INC          COM              219141108     5466   226713          DEFINED 1              226713
DILLARDS INC                   CL A             254067101      174    15000          DEFINED 1               15000
HERLEY INDS INC                COM              427398102     3984   300000          DEFINED 1              300000
INFOGROUP INC                  COM              45670G108     1750   398590          DEFINED 1              398590
IPASS INC                      COM              46261V108     1967   950000          DEFINED 1              950000
JOHNSON OUTDOORS INC           CL A             479167108      900    57700          DEFINED 1               57700
MORTONS RESTAURANT GRP INC     COM              619430101     3440   500000          DEFINED 1              500000
MULTIMEDIA GAMES INC           COM              625453105     3978   900000          DEFINED 1              900000
MYERS INDS INC                 COM              628464109      254    31134          DEFINED 1               31134
OCHARLEYS INC                  COM              670823103      755    75000          DEFINED 1               75000
POINT BLANK SOLUTIONS INC      COM              730529104     1918   710490          DEFINED 1              710490
SLM CORP                       COM              78442P106      551    28500          DEFINED 1               28500
TITANIUM METALS CORP           COM              888339207      420    30000          DEFINED 1               30000
TRONOX INC                     CL A             897051108       79    25110          DEFINED 1               25110
TRONOX INC                     COM CL B         897051207      469   155201          DEFINED 1              155201
WCI CMNTYS INC                 COM              92923C104       35    24200          DEFINED 1               24200